Income taxes - Disclosure of deferred income taxes not recognized in deductible temporary differences (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income taxes not recognized from temporary differences and unused tax losses	$ 194,870	$ 224,790
Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	14,910	24,680
Mexican tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from tax losses as future utilization is not considered probable	46,540	32,000
Canadian tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from tax losses as future utilization is not considered probable	67,150	44,900
U.S. tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	13,100	32,150
Provisions and other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	53,157	91,012
Deferred Mexican mining royalty [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	$ 13	$ 48